UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)




                                     [GRAPHIC OF USAA GLOBAL OPPORTUNITIES FUND]





 ===============================================

       SEMIANNUAL REPORT
       USAA GLOBAL OPPORTUNITIES FUND
       JUNE 30, 2011

 ===============================================






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

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PRESIDENT'S MESSAGE

"IN MY VIEW, THE REPORTING PERIOD IS
A REMINDER THAT SOME OF THE GREATEST               [PHOTO OF DANIEL S. McNAMARA]
INVESTMENT CHALLENGES ARE UNFORESEEN"

--------------------------------------------------------------------------------

AUGUST 2011

The six-month reporting period was dominated by a series of dramatic global events. At the beginning of January, it was widely believed that the U.S. economy was solidly on the road to recovery. However, investor confidence faltered as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices rose in response, threatening to derail global economic growth.

Meanwhile, the U.S. economic recovery slowed. Home prices softened in many markets as mortgage lenders renewed their foreclosure filings. At the same time, the employment picture remained cloudy at best. While jobs were created during the period, the slow pace of job growth did not allow the U.S. unemployment rate to improve.

During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth during the second quarter. As of this writing, the impact on the financial markets has been minimal.

Throughout the reporting period, a steady stream of bad news emanated from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing social unrest in response to austerity measures.

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

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Amidst all this turmoil, the financial markets produced solid results. Most notable was investors' "risk on, risk off" behavior as they shifted back and forth between the perceived safety of U.S. Treasuries and the higher expected returns of riskier securities such as stocks. Overall, however, stocks took matters in stride, largely because of better-than-expected corporate earnings. U.S. corporate profits have been strong and many companies are well positioned to weather the economic uncertainties.

In the taxable bond market, investors continued to seek income wherever they could find it. As promised, the Federal Reserve (the Fed) ended its "QE2" program of purchasing $600 billion of long-term U.S. Treasuries. While many observers had expected Treasury prices to fall in anticipation of the Fed's exit from the market, prices remained higher than expected (and yields lower), perhaps as a result of flight-to-safety buying related to Europe's debt woes. At the same time, investors continued to bid up securities which pay a premium to U.S. Treasuries (corporate bonds, for example) and these sectors did well.

In my view, the reporting period is a reminder that some of the greatest investment challenges are unforeseen. All the more reason, I believe, to remain vigilant and to make decisions based on the tenets of a long-term investment plan, not the noise of the latest headline. At USAA Investment Management Company, we will work hard to help you meet your goals. We are proud of what we have been able to achieve for our shareholders in all kinds of market environments. From all of us here at USAA, we thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        36

    Financial Statements                                                     39

    Notes to Financial Statements                                            42

EXPENSE EXAMPLE                                                              59

ADVISORY AGREEMENTS                                                          61

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

SEEK AN AVERAGE ANNUAL RETURN THAT IS GREATER THAN THE 1-YEAR U.S. TREASURY BOND, BEFORE FEES AND EXPENSES, OVER A FULL MARKET CYCLE, WHILE SEEKING TO LIMIT THE FUND'S EXPOSURE TO LARGE NEGATIVE RETURNS.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. It may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time. AN INVESTOR WILL INDIRECTLY BEAR FEES AND EXPENSES CHARGED BY THE UNDERLYING FUNDS IN ADDITION TO DIRECT FEES AND EXPENSES CHARGED BY THE PORTFOLIO AS APPLICABLE.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company**  Quantitative Management Associates, LLC
   U.S. and International Stocks         International Stocks
   (Exchange-Traded Funds (ETFs))
                                         MARGARET S. STUMPP, Ph.D.
   JOHN P. TOOHEY, CFA                   TED LOCKWOOD
   WASIF A. LATIF                        JOHN VAN BELLE, PH.D.

   Bonds and Money Market             The Boston Company Asset
      Instruments                     Management, LLC*
   Option-Based Risk Management          Emerging Market Stocks
      Strategy
   R. MATTHEW FREUND, CFA                D. KIRK HENRY, CFA
   ARNOLD J. ESPE, CFA                   CAROLYN M. KEDERSHA, CFA, CPA
   JULIANNE BASS, CFA
                                         WARREN SKILLMAN
   Global Real Estate Securities
      and ETFs                        Credit Suisse Securities (USA), LLC (CSSU)
                                      Volaris Volatility Management Group**
   MARK W. JOHNSON, CFA                  Option-Based Risk Management Strategy
   DAN DENBOW, CFA
                                         YIRONG LI, CFA
QS Investors, LLC                        DEFINA MALUKI, CFA
   U.S. Stocks

   ROBERT WANG
   RUSSELL SHTERN, CFA

Credit Suisse Asset Management, LLC
   U.S. Stocks

   MIKA TOIKKA

 *Effective April 29, 2011, The Boston Company Asset Management, LLC no longer is a co-manager of the Fund.

**Effective January 31, 2011, Credit Suisse Securities (USA), LLC (CSSU) Volaris
  Volatility Management Group no longer is a co-manager of the Fund and was replaced by USAA Investment Management Company.

--------------------------------------------------------------------------------

o HOW DID THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   During the six-month period ended June 30, 2011, the Fund had a total return of 3.47%. This compares to returns of 6.02% for the S&P 500

   Past performance is no guarantee of future results.

   Refer to page 8 for benchmark definitions.

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2  | USAA GLOBAL OPPORTUNITIES FUND

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   Index (the Index) and 2.72% for the Barclays Capital U.S. Aggregate Bond
   Index.

   The purpose of this Fund is to provide exposure to the long-term upside of the global stock markets and at the same time attempt to smooth volatility and manage the risk of serious losses. While the Fund was indeed less volatile than the S&P 500 Index during the past six months, it fell short in terms of its total return. However, the Fund outpaced the 2.64% average return of the funds in its Lipper peer group, the Global Flexible Portfolio Funds. Overall, we accomplished our goal of providing positive total returns while hedging out the risk of large downward moves in the global equity markets.

o  PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

   The year began on a positive note for the stock market, as improving economic growth and accommodative central bank policies helped fuel investor risk appetites. The result for the markets, through the first four months of the year, was an environment characterized by hearty investor risk appetites and robust gains in the major equity indices.

   The investment backdrop turned much more challenging in May and June. Evidence of slowing global growth, together with the re-emergence of the European sovereign debt crisis and the looming end of the Federal Reserve's stimulative quantitative easing policy ("QE2"), prompted investors to take a more cautious approach. The result was a downward move in the S&P 500 Index. Stocks staged a strong recovery in the final week of the period, which helped the market close the first half firmly in positive territory.

   Overseas, the emerging markets performed well considering the potential obstacles they had to overcome. The MSCI EAFE Index returned 4.98% in the first half despite the tragic earthquake in Japan and the re-emergence of the European debt crisis. One reason for this

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   solid performance was the strength in foreign currencies versus the dollar, which amplified the value of the investment when measured in U.S. dollar terms.

   In a reversal of the trend we have witnessed since global equities first began to recover more than two years ago, emerging market stocks lagged their developed-market counterparts. The MSCI Emerging Markets Index finished the six-month period with a return of just 0.88%. Rising interest rates in the developing countries, together with heightened investor risk aversion and commodity price weakness in the second quarter, were the key factors in the underperformance of the asset class.

o  WHAT WERE THE KEY DRIVERS OF THE FUND'S PERFORMANCE?

   The performance of our U.S. equity manager, QS Investors, LLC, and our international equity manager, Quantitative Management Associates, LLC, added to the Fund's relative performance.

   Our approach also incorporates an equity hedging strategy designed to manage the risk of serious losses in the stock market. The strategy involves purchasing options that can help hedge the possibility of a market decline, and funding these purchases by selling options and collecting the proceeds. This portion of the Fund worked as intended by helping to dampen the impact of the heightened market volatility that occurred during May and June. In keeping with our goal of providing a smoother return than a pure equity investment, we maintained a hedged position even after the equity markets' downturn in the spring.

   The Fund's allocations also added value during the first half of 2011. We have a basic strategic allocation to the U.S. stock market, the international developed stock markets, and the emerging markets, and we tactically adjust these weights based on market conditions. We continue to favor U.S. equities over emerging market equities, which reflects our concern about the continued problem with European government finances. The Fund's holdings in emerging markets stocks detracted from performance at a time in which the emerging

================================================================================

4  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   markets failed to keep up with their developed-market counterparts. Although we are watching to determine if emerging market central banks will prove successful in their efforts to rein in inflation without hurting economic growth, we maintain a positive long-term outlook on the growth potential of emerging markets.

o  HOW WOULD YOU CHARACTERIZE YOUR OUTLOOK AT THIS STAGE OF THE MARKET CYCLE?

   We retain an optimistic view on the economy, but we are growing more cautious. While this caution has not yet been reflected in any major changes to the Portfolio's allocation, we are carefully watching economic developments to assess if any shifts are appropriate.

   Our increased vigilance reflects the mixed picture we see in the economic outlook. On one hand, corporate earnings are strong, and certain areas of the economy - such as manufacturing and business investment - remain healthy. At the same time, however, housing market weakness, rising energy costs, the evolving sovereign debt crisis in Europe, and the end of QE2 all remain important reasons for caution. Stock market valuations are no longer cheap, so the margin for error is smaller than it has been during the bull run of the past two years.

   With this as the backdrop, economic developments will be critical in our assessment of whether it is appropriate to add or reduce risk in the portfolio. We will not be fully confident that growth is on a self-sustaining path until we see a meaningful decrease in unemployment,

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o Options are considered speculative investment strategies. o As interest rates rise, existing bond prices fall.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   rising bank lending to the private sector, and corporate earnings growth that is fueled by top-line revenue increases and not just cost-cutting. Developments in these areas will be our guide in the months ahead.

o  DO YOU HAVE ANY CLOSING THOUGHTS?

   It is easy for investors to become complacent following a period of strong market performance, but this is in fact the time when investors need to become more vigilant. While we maintain a cautiously positive view on the underpinnings of the global financial markets, we will be watching closely to see how the various risk factors evolve as we move through 2011. In this potentially challenging environment, we believe our investors will appreciate the Fund's steady risk-managed approach and portfolio diversification.

   Thank you for your investment in the Fund.

   There are additional risks associated with the Fund including alternative and foreign risks.

   Alternative investments carry specific investor qualifications which can include high income and net worth requirements as well as relatively high investment minimums. They are complex investment vehicles, generally carry high costs, substantial risks, and may be highly volatile. There is often limited (or even non-existent) liquidity and a lack of transparency regarding the underlying assets. They are not suitable for all investors. Please carefully review the offering documents for complete information regarding terms, including all applicable fees, as well as other factors you should consider before investing.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

================================================================================

6  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND (Ticker Symbol: UGOFX)

--------------------------------------------------------------------------------
                                               6/30/11              12/31/10
--------------------------------------------------------------------------------
Net Assets                                 $499.3 Million        $475.1 Million
Net Asset Value Per Share                      $10.44                $10.09

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/11
--------------------------------------------------------------------------------
  12/31/10 to 6/30/11*              1 Year              Since Inception 7/31/08
         3.47%                      12.25%                       3.07%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
  Before Reimbursement          0.98%         After Reimbursement        0.98%

               (Includes acquired fund fees and expenses of 0.18%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.00% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.00%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               BARCLAYS CAPITAL U.S.                                 USAA GLOBAL
               AGGREGATE BOND INDEX          S&P 500 INDEX       OPPORTUNITIES FUND
 7/31/2008          $10,000.00                 $10,000.00            $10,000.00
 8/31/2008           10,094.91                  10,144.65             10,100.00
 9/30/2008            9,959.32                   9,240.68              9,260.00
10/31/2008            9,724.23                   7,688.73              8,820.00
11/30/2008           10,040.76                   7,137.03              8,450.00
12/31/2008           10,415.37                   7,212.97              8,671.84
 1/31/2009           10,323.47                   6,605.01              8,097.08
 2/28/2009           10,284.50                   5,901.73              7,542.48
 3/31/2009           10,427.47                   6,418.69              7,865.16
 4/30/2009           10,477.33                   7,033.02              8,389.50
 5/31/2009           10,553.32                   7,426.40              8,853.34
 6/30/2009           10,613.35                   7,441.13              8,934.01
 7/31/2009           10,784.54                   8,003.95              9,407.94
 8/31/2009           10,896.20                   8,292.93              9,599.52
 9/30/2009           11,010.66                   8,602.38              9,932.28
10/31/2009           11,065.03                   8,442.58              9,821.36
11/30/2009           11,208.28                   8,948.99             10,133.95
12/31/2009           11,033.08                   9,121.85             10,310.56
 1/31/2010           11,201.62                   8,793.70             10,020.12
 2/28/2010           11,243.45                   9,066.10             10,175.71
 3/31/2010           11,229.63                   9,613.20             10,528.38
 4/30/2010           11,346.52                   9,764.97             10,600.99
 5/31/2010           11,442.00                   8,985.23             10,123.85
 6/30/2010           11,621.43                   8,514.87              9,729.68
 7/31/2010           11,745.42                   9,111.44             10,082.35
 8/31/2010           11,896.55                   8,700.12              9,688.19
 9/30/2010           11,909.23                   9,476.55             10,227.57
10/31/2010           11,951.63                   9,837.13             10,331.30
11/30/2010           11,882.94                   9,838.39             10,227.57
12/31/2010           11,754.80                  10,495.91             10,555.03
 1/31/2011           11,768.48                  10,744.67             10,607.33
 2/28/2011           11,797.92                  11,112.78             10,806.09
 3/31/2011           11,804.44                  11,117.20             10,858.39
 4/30/2011           11,954.28                  11,446.44             11,067.61
 5/31/2011           12,110.29                  11,316.87             11,004.85
 6/30/2011           12,074.83                  11,128.23             10,921.16

                                   [END CHART]

                Data since Fund inception 7/31/08 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Opportunities Fund to the following benchmarks:

o The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. It once was known as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                       TOP 10 EQUITY HOLDINGS
                            AS OF 6/30/11
                          (% of Net Assets)

Vanguard MSCI Emerging Markets ETF ............................  20.8%
iShares MSCI EAFE Index Fund* .................................  14.8%
SPDR Trust Series 1 ...........................................   9.7%
Exxon Mobil Corp. .............................................   1.1%
Chevron Corp. .................................................   1.0%
International Business Machines Corp. .........................   1.0%
Apple, Inc. ...................................................   0.8%
Verizon Communications, Inc. ..................................   0.7%
General Electric Co. ..........................................   0.7%
ConocoPhillips ................................................   0.7%

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order and a related agreement with iShares Trust (iShares), the Fund may invest in iShares in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

  You will find a complete list of securities that the Fund owns on pages
  11-35.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                ASSET ALLOCATION
                                  AS OF 6/30/11
                                (% of Net Assets)

Common Stocks ................................................. 47.1%
Exchange-Traded Funds* ........................................ 46.9%
Money Market Instruments ......................................  3.8%
Corporate Obligations .........................................  1.9%
Options Purchased .............................................  0.8%
Eurodollar and Yankee Obligations .............................  0.3%
Preferred Securities ..........................................  0.1%

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund holds an exemptive order that allows investments in ETFs above the level permitted under the Investment Company Act of 1940.

  Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (94.1%)

             COMMON STOCKS (47.1%)

             CONSUMER DISCRETIONARY (4.6%)
             -----------------------------
             ADVERTISING (0.0%)
    7,900    Interpublic Group of Companies, Inc.                       $     99
    1,287    Publicis Groupe S.A.(a)                                          72
                                                                        --------
                                                                             171
                                                                        --------
             APPAREL RETAIL (0.5%)
    1,700    Abercrombie & Fitch Co. "A"                                     114
      100    Fast Retailing Co.(a)                                            16
   32,900    Foot Locker, Inc.(b)                                            782
      605    Industria de Diseno Textil S.A.(a)                               55
   15,100    Limited Brands, Inc.                                            581
    2,400    Ross Stores, Inc.                                               192
   16,000    TJX Companies, Inc.(b)                                          840
                                                                        --------
                                                                           2,580
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
    2,296    Burberry Group plc(a)                                            53
    2,407    Compagnie Financiere Richemont S.A.(a)                          158
    1,900    Fossil, Inc.*                                                   224
      258    Swatch Group AG(a)                                              130
    1,955    Swatch Group Ltd.(a),(b)                                        175
    5,600    VF Corp.(b)                                                     608
                                                                        --------
                                                                           1,348
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.3%)
   17,300    Autoliv, Inc.(b)                                              1,357
    1,133    Continental AG*(a)                                              119
    1,000    Lear Corp.                                                       53
    4,000    NHK Spring Co.(a)                                                41
    3,600    TRW Automotive Holdings Corp.*                                  213
                                                                        --------
                                                                           1,783
                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.3%)
    1,723    Bayerische Motoren Werke AG(a),(b)                              172
    5,089    Daimler AG(a),(b)                                               383
   26,700    Ford Motor Co.*(b)                                              368

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      400    Honda Motor Co. Ltd.(a),(b)                                $     15
    3,902    Peugeot S.A. ADR(a)                                             175
    3,852    Renault S.A.(a),(b)                                             228
    4,600    Toyota Motor Corp.(a),(b)                                       194
      116    Volkswagen AG(a),(b)                                             21
                                                                        --------
                                                                           1,556
                                                                        --------
             AUTOMOTIVE RETAIL (0.0%)
      700    AutoZone, Inc.*                                                 206
                                                                        --------
             BROADCASTING (0.3%)
   33,400    CBS Corp. "B"(b)                                                952
    5,600    Discovery Communications, Inc. "A"*(b)                          229
  176,655    ITV plc*(a),(b)                                                 203
    2,538    Societe Television Francaise 1(a)                                46
                                                                        --------
                                                                           1,430
                                                                        --------
             CABLE & SATELLITE (0.5%)
   86,000    Comcast Corp. "A"(b)                                          2,179
    1,600    Liberty Global, Inc. "A"*                                        72
    1,800    Time Warner Cable, Inc.                                         140
    6,800    Virgin Media, Inc.                                              204
                                                                        --------
                                                                           2,595
                                                                        --------
             CASINOS & GAMING (0.3%)
   50,000    Galaxy Entertainment Group Ltd.*(a)                             108
    1,100    Las Vegas Sands Corp.*(b)                                        46
    4,800    Penn National Gaming, Inc.*                                     194
   36,000    Sands China Ltd.*(a)                                             98
   98,000    SJM Holdings Ltd.(a)                                            234
   75,600    Wynn Macau Ltd.(a)                                              249
    3,300    Wynn Resorts Ltd.                                               474
                                                                        --------
                                                                           1,403
                                                                        --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    4,900    GameStop Corp. "A"*(b)                                          131
      260    Yamada Denki Co. Ltd.(a),(b)                                     21
                                                                        --------
                                                                             152
                                                                        --------
             DEPARTMENT STORES (0.2%)
    1,800    Kohl's Corp.(b)                                                  90
   41,000    Lifestyle International Holdings, Ltd.(a)                       121
   23,000    Macy's, Inc.                                                    673
    3,726    Next plc(a),(b)                                                 139
      432    PPR(a),(b)                                                       77
                                                                        --------
                                                                           1,100
                                                                        --------

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12  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DISTRIBUTORS (0.0%)
    1,000    Jardine Cycle & Carriage Ltd.(a)                           $     35
                                                                        --------
             GENERAL MERCHANDISE STORES (0.1%)
    4,100    Dollar Tree, Inc.*(b)                                           273
                                                                        --------
             HOME IMPROVEMENT RETAIL (0.2%)
   14,600    Home Depot, Inc.(b)                                             529
   42,761    Kingfisher plc(a),(b)                                           183
                                                                        --------
                                                                             712
                                                                        --------
             HOMEFURNISHING RETAIL (0.2%)
   15,700    Aaron's, Inc.                                                   444
   19,400    Williams-Sonoma, Inc.                                           708
                                                                        --------
                                                                           1,152
                                                                        --------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
    3,713    Intercontinental Hotels Group plc(a)                             76
    3,000    Marriott International, Inc. "A"                                106
    6,330    TUI Travel plc(a)                                                23
                                                                        --------
                                                                             205
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.1%)
    3,100    Tupperware Brands Corp.                                         209
                                                                        --------

             INTERNET RETAIL (0.2%)
    2,100    Priceline.com, Inc.*                                          1,075
                                                                        --------

             LEISURE FACILITIES (0.1%)
   14,700    International Speedway Corp. "A"(b)                             418
                                                                        --------

             LEISURE PRODUCTS (0.0%)
    5,100    Namco Bandai Holdings, Inc.(a)                                   61
    4,800    Sega Sammy Holdings, Inc.(a)                                     93
                                                                        --------
                                                                             154
                                                                        --------
             MOVIES & ENTERTAINMENT (0.5%)
   27,266    Time Warner, Inc.(b)                                            992
   21,500    Viacom, Inc. "B"                                              1,096
   12,399    Vivendi S.A.(a),(b)                                             345
                                                                        --------
                                                                           2,433
                                                                        --------
             PUBLISHING (0.0%)
   17,118    Fairfax Media Ltd.(a),(b)                                        18
      971    Rea Group Ltd.(a)                                                13
                                                                        --------
                                                                              31
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             RESTAURANTS (0.2%)
    1,800    Brinker International, Inc.                                $     44
    4,600    McDonald's Corp.                                                388
    2,400    Panera Bread Co. "A"*                                           302
    3,900    Starbucks Corp.(b)                                              154
                                                                        --------
                                                                             888
                                                                        --------
             SPECIALTY STORES (0.2%)
   14,200    Dick's Sporting Goods, Inc.*(b)                                 546
    7,600    Signet Jewelers Ltd.*(b)                                        356
                                                                        --------
                                                                             902
                                                                        --------
             TIRES & RUBBER (0.1%)
    2,874    Compagnie Generale des Establissements Michelin(a)              281
    1,501    Nokian Renkaat Oyj(a)                                            76
    4,279    Pirelli & Co. S.p.A.(a)                                          46
                                                                        --------
                                                                             403
                                                                        --------
             Total Consumer Discretionary                                 23,214
                                                                        --------
             CONSUMER STAPLES (3.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    8,800    Bunge Ltd.                                                      607
   45,000    Golden Agri-Resources Ltd.(a)                                    25
      480    Suedzucker AG(a)                                                 17
   23,000    Wilmar International Ltd.(a)                                    101
                                                                        --------
                                                                             750
                                                                        --------
             BREWERS (0.0%)
      828    Heineken N.V.(a)                                                 50
    1,680    InBev N.V.(a),(b)                                                97
    1,388    SABMiller plc(a)                                                 51
                                                                        --------
                                                                             198
                                                                        --------
             DISTILLERS & VINTNERS (0.1%)
   18,310    Diageo plc(a),(b)                                               374
                                                                        --------
             DRUG RETAIL (0.1%)
    6,300    CVS Caremark Corp.                                              237
                                                                        --------
             FOOD DISTRIBUTORS (0.0%)
   97,000    Olam International Ltd.(a)                                      216
                                                                        --------
             FOOD RETAIL (0.3%)
    8,855    Jeronimo Martins, SGPS S.A.(a)                                  170
   11,464    Koninklijke Ahold N.V.(a),(b)                                   154
   29,400    Kroger Co.(b)                                                   729

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14  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    9,600    Safeway, Inc.                                              $    224
    1,600    Seven & I Holdings Co. Ltd.(a)                                   43
   16,697    Tesco plc(a),(b)                                                108
    3,600    Whole Foods Market, Inc.                                        229
    1,002    Woolworths Ltd.(a)                                               30
                                                                        --------
                                                                           1,687
                                                                        --------
             HOUSEHOLD PRODUCTS (0.3%)
    1,800    Church & Dwight Co., Inc.                                        73
      839    Henkel AG & Co.(a),(b)                                           48
   17,000    Procter & Gamble Co.(b)                                       1,081
    4,678    Reckitt Benckiser Group plc(a),(b)                              258
                                                                        --------
                                                                           1,460
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    8,000    Aeon Co. Ltd.(a),(b)                                             97
    5,900    BJ's Wholesale Club, Inc.*                                      297
    9,700    Costco Wholesale Corp.                                          788
   11,900    Wal-Mart Stores, Inc.(b)                                        632
      511    Wesfarmers Ltd.(a),(b)                                           18
                                                                        --------
                                                                           1,832
                                                                        --------
             PACKAGED FOODS & MEAT (1.4%)
   13,000    Ajinomoto Co. Inc.(a)                                           155
    1,665    Aryzta AG(a)                                                     89
    4,377    Associated British Foods plc(a)                                  76
   43,800    ConAgra Foods, Inc.(b)                                        1,131
   28,700    Dean Foods Co.*                                                 352
   16,100    Hershey Co.(b)                                                  915
   31,300    Hormel Foods Corp.(b)                                           933
   12,800    J.M. Smucker Co.                                                978
   11,484    Nestle S.A.(a),(b)                                              714
    7,000    Nippon Meat Packers, Inc.(a)                                    100
    2,500    Nisshin Seifun Group, Inc.(a)                                    31
    3,800    Sara Lee Corp.                                                   72
   18,700    Smithfield Foods, Inc.*                                         409
   43,700    Tyson Foods, Inc. "A"(b)                                        849
    7,116    Unilever N.V.(a),(b)                                            233
    1,825    Unilever plc(a),(b)                                              59
                                                                        --------
                                                                           7,096
                                                                        --------
             PERSONAL PRODUCTS (0.3%)
    7,800    Estee Lauder Companies, Inc. "A"(b)                             820
    9,400    Herbalife Ltd.                                                  542
                                                                        --------
                                                                           1,362
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SOFT DRINKS (0.2%)
   33,900    Coca Cola Enterprises, Inc.(b)                             $    989
      858    Coca-Cola Amatil Ltd.(a)                                         11
                                                                        --------
                                                                           1,000
                                                                        --------
             TOBACCO (0.6%)
    8,687    British America Tobacco plc(a),(b)                              381
    5,582    Imperial Tobacco Group plc(a)                                   185
    3,000    Lorillard, Inc.(b)                                              327
   33,200    Philip Morris International, Inc.(b)                          2,217
    1,829    Swedish Match AB(a)                                              61
                                                                        --------
                                                                           3,171
                                                                        --------
             Total Consumer Staples                                       19,383
                                                                        --------
             ENERGY (5.8%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
    3,100    Alpha Natural Resources, Inc.*                                  141
                                                                        --------
             INTEGRATED OIL & GAS (4.3%)
    2,957    BG Group plc(a),(b)                                              67
   67,902    BP plc(a),(b)                                                   500
   50,400    Chevron Corp.(b)                                              5,183
   43,300    ConocoPhillips(b)                                             3,256
   11,226    ENI S.p.A.(a),(b)                                               266
   69,600    Exxon Mobil Corp.(b)                                          5,664
    9,900    Hess Corp.(b)                                                   740
   48,200    Marathon Oil Corp.                                            2,539
    9,700    Murphy Oil Corp.                                                637
    9,100    Occidental Petroleum Corp.(b)                                   947
   11,385    Royal Dutch Shell plc "A"(a),(b)                                406
   11,230    Royal Dutch Shell plc "B"(a),(b)                                401
    7,487    Statoil ASA(a),(b)                                              189
   12,238    Total S.A.(a),(b)                                               708
                                                                        --------
                                                                          21,503
                                                                        --------
             OIL & GAS DRILLING (0.3%)
    3,100    Helmerich & Payne, Inc.(b)                                      205
    7,800    Nabors Industries Ltd.*                                         192
   29,000    Patterson-UTI Energy, Inc.(b)                                   917
      137    Transocean Ltd.(a)                                                9
                                                                        --------
                                                                           1,323
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    4,966    Aker Kvaerner ASA(a)                                             99
    1,927    AMEC plc(a)                                                      34
    5,900    Halliburton Co.                                                 301

================================================================================

16  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   11,800    National-Oilwell Varco, Inc.(b)                            $    923
   18,800    Oceaneering International, Inc.                                 761
    1,306    SBM Offshore N.V.(a)                                             34
   11,300    Seacor Holdings, Inc.(b)                                      1,130
    5,400    Weatherford International Ltd.*                                 101
                                                                        --------
                                                                           3,383
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    7,800    Anadarko Petroleum Corp.(b)                                     599
    9,200    Chesapeake Energy Corp.(b)                                      273
    6,186    Santos Ltd.(a)                                                   90
                                                                        --------
                                                                             962
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.3%)
    3,779    Caltex Australia(a),(b)                                          48
   55,000    Cosmo Oil Co. Ltd.(a)                                           156
    3,700    Holly Corp.                                                     257
      800    Idemitsu Kosan Co. Ltd.(a)                                       86
   42,000    JX Holdings, Inc.(a)                                            284
   11,800    Tesoro Corp.*                                                   270
   15,000    TonenGeneral Sekiyu K.K.(a)                                     184
   10,400    Valero Energy Corp.                                             266
                                                                        --------
                                                                           1,551
                                                                        --------
             Total Energy                                                 28,863
                                                                        --------
             FINANCIALS (7.6%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   41,180    3i Group plc(a),(b)                                             186
    9,600    Bank of New York Mellon Corp.                                   246
    5,700    BlackRock, Inc. "A"(b)                                        1,093
    7,200    Franklin Resources, Inc.(b)                                     945
   20,900    Invesco Ltd. ADR                                                489
    2,100    Legg Mason, Inc.(b)                                              69
    5,300    State Street Corp.                                              239
                                                                        --------
                                                                           3,267
                                                                        --------
             CONSUMER FINANCE (0.3%)
    6,700    American Express Co.                                            346
   19,500    Capital One Financial Corp.(b)                                1,008
   11,900    Discover Financial Services                                     318
                                                                        --------
                                                                           1,672
                                                                        --------
             DIVERSIFIED BANKS (1.3%)
   36,000    Aozora Bank Ltd.(a)                                              83
   16,900    Australia and New Zealand Banking Group Ltd.(a),(b)             399
   14,356    Banco Bilbao Vizcaya Argentaria S.A.(a),(b)                     168

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   21,786    Banco Santander S.A.(a),(b)                                $    251
   26,109    Barclays plc(a),(b)                                             107
    6,209    BNP Paribas S.A.(a),(b)                                         479
   27,000    Chuo Mitsui Trust Holdings, Inc.(a)                              94
    4,522    Commonwealth Bank of Australia(a),(b)                           255
      193    Dexia*(a)                                                         1
    7,288    DnB NOR ASA(a),(b)                                              102
   43,984    HSBC Holdings plc(a),(b)                                        436
    6,542    KBC Groep N.V.(a),(b)                                           257
   81,800    Mitsubishi UFJ Financial Group, Inc.(a),(b)                     398
    1,295    Mizrahi Tefahot Bank Ltd.(a)                                     14
  158,400    Mizuho Trust & Banking Co., Ltd.(a),(b)                         261
    5,174    National Australia Bank Ltd.(a),(b)                             143
   21,408    Natixis(a),(b)                                                  107
   18,336    Nordea Bank AB(a),(b)                                           197
   24,211    Skandinaviska Enskilda Banken "A"(a),(b)                        198
    5,141    Societe Generale(a),(b)                                         305
      590    Standard Chartered plc(a),(b)                                    16
   13,800    Sumitomo Mitsui Financial Group, Inc.(a),(b)                    425
   11,448    Swedbank AB "A"(a),(b)                                          192
   43,400    Wells Fargo & Co.(b)                                          1,218
    6,156    Westpac Banking Corp.(a),(b)                                    148
                                                                        --------
                                                                           6,254
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,626    Credit Suisse Group(a),(b)                                       63
    5,741    Deutsche Bank AG(a),(b)                                         340
   12,181    UBS AG*(a)                                                      222
                                                                        --------
                                                                             625
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    7,000    Daiwa House Industry Co. Ltd.(a)                                 88
   22,500    Kerry Properties Ltd.(a)                                        109
    2,203    Lend Lease Group(a)                                              21
   45,000    UOL Group Ltd.(a),(b)                                           183
    9,000    Wharf (Holdings) Ltd.(a),(b)                                     63
   48,000    Wheelock & Co. Ltd.(a),(b)                                      195
                                                                        --------
                                                                             659
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.0%)
    2,000    Morgan Stanley                                                   46
                                                                        --------
             LIFE & HEALTH INSURANCE (0.2%)
    1,881    Delta Lloyd N.V.(a)                                              45
  183,276    Legal & General Group plc(a),(b)                                348

================================================================================

18  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
  115,776    Old Mutual plc(a)                                          $    248
    1,100    Prudential Financial, Inc.                                       70
      655    Swiss Life Holding*(a)                                          107
                                                                        --------
                                                                             818
                                                                        --------
             MULTI-LINE INSURANCE (0.4%)
    2,560    Allianz Holding AG(a),(b)                                       358
    1,600    American International Group, Inc.*                              47
    2,600    American National Insurance Co.(b)                              201
      796    Assicurazioni Generali S.p.A.(a)                                 17
   33,431    Aviva plc(a),(b)                                                235
   11,837    AXA S.A.(a),(b)                                                 269
   12,800    Hartford Financial Services Group, Inc.(b)                      338
    1,251    Sampo OYJ "A"(a),(b)                                             40
    1,304    Zurich Financial Services AG(a),(b)                             330
                                                                        --------
                                                                           1,835
                                                                        --------
             MULTI-SECTOR HOLDINGS (0.0%)
    1,608    Investor AB(a)                                                   37
    3,282    Kinnevik Investment AB "B"(a)                                    73
      472    Pargesa Holding S.A.(a)                                          43
                                                                        --------
                                                                             153
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
  108,000    Bank of America Corp.(b)                                      1,184
   14,610    Citigroup, Inc.                                                 608
   30,613    ING Groep N.V.*(a),(b)                                          378
   77,000    JPMorgan Chase & Co.(b)                                       3,152
    2,170    ORIX Corp.(a)                                                   211
                                                                        --------
                                                                           5,533
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.0%)
   12,400    Berkshire Hathaway, Inc. " B"*(b)                               960
    2,100    Chubb Corp.(b)                                                  131
    2,400    CNA Financial Corp.                                              70
    4,200    Erie Indemnity Co. "A"                                          297
    9,600    Fidelity National Financial, Inc. "A"(b)                        151
   52,000    Progressive Corp.                                             1,112
   40,742    Royal & Sun Alliance Insurance Group(a),(b)                      88
   41,400    Travelers Companies, Inc.(b)                                  2,417
                                                                        --------
                                                                           5,226
                                                                        --------
             REAL ESTATE DEVELOPMENT (0.0%)
    9,000    Cheung Kong Holdings Ltd.(a)                                    132
                                                                        --------
             REAL ESTATE OPERATING COMPANIES (0.1%)
   58,210    Immofinanz AG*(a),(b)                                           248
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REGIONAL BANKS (0.8%)
    9,200    Associated Banc Corp.                                      $    128
   11,880    Bendigo Bank Ltd.(a),(b)                                        113
    2,000    Chiba Bank Ltd.(a),(b)                                           13
      800    City National Corp.                                              43
   71,900    KeyCorp(b)                                                      599
    6,000    M&T Bank Corp.                                                  528
    4,700    Marshall & Ilsley Corp.                                          37
    5,500    PNC Financial Services Group, Inc.(b)                           328
   78,200    Regions Financial Corp.                                         485
    8,800    Resona Holdings, Inc.(a),(b)                                     41
   39,000    SunTrust Banks, Inc.(b)                                       1,006
    1,000    Yamaguchi Financial Group, Inc.(a)                                9
   24,600    Zions Bancorp.                                                  591
                                                                        --------
                                                                           3,921
                                                                        --------
             REINSURANCE (0.2%)
    2,668    Hannover Rueckversicherungs(a),(b)                              139
   12,000    Reinsurance Group of America, Inc. "A"                          730
                                                                        --------
                                                                             869
                                                                        --------
             REITs - DIVERSIFIED (0.3%)
   37,000    BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(c)           --
   18,058    GPT Group(a)                                                     61
   20,305    Mirvac Group(a)                                                  27
   76,766    Stockland(a),(b)                                                282
   12,100    Vornado Realty Trust                                          1,128
                                                                        --------
                                                                           1,498
                                                                        --------
             REITs - OFFICE (0.1%)
   19,700    Piedmont Office Realty Trust, "A"(b)                            402
                                                                        --------
             REITs - RETAIL (0.0%)
    5,337    Westfield Group(a)                                               50
                                                                        --------
             REITs - SPECIALIZED (0.7%)
   10,100    Public Storage                                                1,152
   36,900    Rayonier, Inc.(b)                                             2,411
                                                                        --------
                                                                           3,563
                                                                        --------
             SPECIALIZED FINANCE (0.1%)
    1,400    CME Group, Inc.(b)                                              408
      700    Hong Kong Exchanges & Clearing Ltd.(a)                           15
    2,800    Interactive Brokers Group, Inc. "A"                              44
      500    IntercontinentalExchange, Inc.*                                  62
      990    Mitsubishi UFJ Lease & Finance Co., Ltd.(a)                      38
      200    NASDAQ OMX Group, Inc.*(b)                                        5
                                                                        --------
                                                                             572
                                                                        --------

================================================================================

20  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   46,900    People's United Financial, Inc.(b)                         $    630
                                                                        --------
             Total Financials                                             37,973
                                                                        --------
             HEALTH CARE (6.0%)
             ------------------
             BIOTECHNOLOGY (0.3%)
   16,700    Biogen Idec, Inc.*(b)                                         1,786
                                                                        --------
             HEALTH CARE DISTRIBUTORS (0.2%)
   11,100    McKesson Corp.                                                  929
                                                                        --------
             HEALTH CARE EQUIPMENT (0.2%)
   30,000    Boston Scientific Corp.*                                        207
    6,200    Covidien plc                                                    330
   14,800    Hologic, Inc.*(b)                                               299
    2,900    Kinetic Concepts, Inc.*                                         167
    2,900    Stryker Corp.(b)                                                170
                                                                        --------
                                                                           1,173
                                                                        --------
             HEALTH CARE FACILITIES (0.0%)
    2,094    Ramsay Health Care(a)                                            41
                                                                        --------
             HEALTH CARE SUPPLIES (0.0%)
    1,400    Cooper Companies, Inc.(b)                                       111
                                                                        --------
             HEALTH CARE TECHNOLOGY (0.1%)
    4,500    SXC Health Solutions Corp.*                                     265
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    3,000    Illumina, Inc.*(b)                                              226
    2,000    Life Technologies Corp.*                                        104
    8,300    PerkinElmer, Inc.                                               223
   14,900    Thermo Fisher Scientific, Inc.*(b)                              960
    3,200    Waters Corp.*                                                   306
                                                                        --------
                                                                           1,819
                                                                        --------
             MANAGED HEALTH CARE (1.6%)
   19,400    Aetna, Inc.(b)                                                  855
   10,400    CIGNA Corp.(b)                                                  535
   17,500    Coventry Health Care, Inc.*(b)                                  638
   14,400    Health Net, Inc.*(b)                                            462
   26,100    Humana, Inc.                                                  2,102
   40,800    UnitedHealth Group, Inc.(b)                                   2,105
   16,200    WellPoint, Inc.                                               1,276
                                                                        --------
                                                                           7,973
                                                                        --------

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PHARMACEUTICALS (3.2%)
    8,800    Abbott Laboratories                                        $    463
   11,371    AstraZeneca plc(a),(b)                                          568
    1,871    Bayer AG(a),(b)                                                 150
   62,400    Bristol-Myers Squibb Co.(b)                                   1,807
   48,000    Eli Lilly and Co.(b)                                          1,801
    9,100    Forest Laboratories, Inc.*(b)                                   358
   20,061    GlaxoSmithKline plc(a),(b)                                      430
   44,200    Johnson & Johnson                                             2,940
   42,200    Merck & Co., Inc.                                             1,489
    9,026    Novartis AG(a),(b)                                              553
    2,532    Novo Nordisk A/S(a),(b)                                         318
    7,231    Orion Oyj "B"(a)                                                186
  104,900    Pfizer, Inc.(b)                                               2,161
    2,976    Roche Holdings AG(a),(b)                                        498
    6,971    Sanofi-Aventis S.A.(a),(b)                                      560
      527    Shire Ltd.(a)                                                    17
      600    Takeda Pharmaceutical Co. Ltd.(a)                                28
    2,912    Teva Pharmaceutical Industries Ltd.(a),(b)                      140
   25,900    Warner Chilcott plc "A"                                         625
   12,400    Watson Pharmaceuticals, Inc.*                                   852
                                                                        --------
                                                                          15,944
                                                                        --------
             Total Health Care                                            30,041
                                                                        --------
             INDUSTRIALS (5.8%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
   39,778    BAE Systems plc(a),(b)                                          203
    2,975    European Aeronautic Defense and Space Co. N.V.(a)               100
   12,500    General Dynamics Corp.(b)                                       932
   14,900    Honeywell International, Inc.(b)                                888
    4,400    Lockheed Martin Corp.                                           356
   31,800    Northrop Grumman Corp.(b)                                     2,205
    7,081    Safran S.A.(a),(b)                                              302
    7,000    United Technologies Corp.                                       620
                                                                        --------
                                                                           5,606
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.3%)
   14,800    FedEx Corp.(b)                                                1,404
                                                                        --------
             AIRLINES (0.0%)
    4,122    Deutsche Lufthansa AG(a)                                         90
    8,200    Southwest Airlines Co.                                           93
                                                                        --------
                                                                             183
                                                                        --------

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22  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             BUILDING PRODUCTS (0.1%)
    6,000    Asahi Glass Co. Ltd.(a)                                    $     70
    4,836    Compagnie De Saint Gobain(a)                                    313
                                                                        --------
                                                                             383
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.4%)
   12,515    Balfour Beatty plc(a)                                            62
      411    Bouygues S.A.(a),(b)                                             18
   14,200    Fluor Corp.                                                     918
    7,000    JGC Corp.(a)                                                    192
    7,000    KBR, Inc.                                                       264
   10,500    URS Corp.*                                                      470
                                                                        --------
                                                                           1,924
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   18,000    Caterpillar, Inc.(b)                                          1,916
      900    Cummins, Inc.                                                    93
    7,900    Deere & Co.(b)                                                  651
    4,299    Fiat Industrial SpA*(a)                                          56
    3,500    Joy Global, Inc.(b)                                             333
    5,500    Komatsu Ltd.(a)                                                 171
    8,000    Kubota Corp.(a)                                                  71
    2,600    PACCAR, Inc.                                                    133
    9,954    Volvo AB "B"(a)                                                 174
    1,600    WABCO Holdings, Inc.*                                           111
   76,000    Yangzijiang Shipbuilding Holdings Ltd.(a)                        91
                                                                        --------
                                                                           3,800
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
    2,874    Babcock International Group plc(a)                               33
    9,243    Brambles Ltd.(a)                                                 72
                                                                        --------
                                                                             105
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    3,300    Cooper Industries plc                                           197
      600    Roper Industries, Inc.                                           50
    1,129    Schneider Electric S.A.(a),(b)                                  188
                                                                        --------
                                                                             435
                                                                        --------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
    4,773    ABB Ltd.(a)                                                     124
   11,000    Mitsubishi Electric Corp.(a),(b)                                128
                                                                        --------
                                                                             252
                                                                        --------

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
      275    Adecco S.A.(a)                                             $     17
    7,900    Manpower, Inc.                                                  424
    9,400    Towers Watson & Co. "A"                                         618
                                                                        --------
                                                                           1,059
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.2%)
    8,500    3M Co.                                                          806
  187,900    General Electric Co.(b)                                       3,544
   11,500    McDermott International, Inc.*                                  228
    3,542    Siemens AG(a),(b)                                               486
   20,100    Tyco International Ltd.                                         994
                                                                        --------
                                                                           6,058
                                                                        --------
             INDUSTRIAL MACHINERY (0.7%)
    4,554    Atlas Copco AB "A"(a),(b)                                       120
    2,062    Atlas Copco AB "B"(a)                                            49
    2,600    Danaher Corp.(b)                                                138
   12,200    Dover Corp.(b)                                                  827
   10,500    Eaton Corp.(b)                                                  540
    2,400    FANUC Ltd.(a),(b)                                               400
    3,400    Gardner Denver, Inc.                                            286
    2,549    Invensys plc(a)                                                  13
    6,000    Ishikawajima-Harima Heavy Industries Co. Ltd.(a)                 15
    1,000    Kennametal, Inc.                                                 42
    1,870    Kone Oyj "B"(a),(b)                                             117
      855    Metso Corp.(a)                                                   49
    5,800    Nabtesco Corp.(a)                                               141
    5,500    Parker-Hannifin Corp.(b)                                        494
    1,000    SMC Corp.(a),(b)                                                180
                                                                        --------
                                                                           3,411
                                                                        --------
             MARINE (0.1%)
        2    A.P. Moller-Maersk A/S "B"(a)                                    16
        6    A.P. Moller-Maersk Group(a)                                      52
   14,000    Kawasaki Kisen Kaish Ltd.(a),(b)                                 49
    5,200    Kirby Corp.*(b)                                                 295
   18,000    Orient Overseas International Ltd.(a),(b)                       117
                                                                        --------
                                                                             529
                                                                        --------
             MARINE PORTS & SERVICES (0.0%)
    4,000    Kamigumi Co. Ltd.(a)                                             37
                                                                        --------
             RAILROADS (0.2%)
       21    Central Japan Railway Co.(a)                                    165
   23,700    CSX Corp.(b)                                                    621

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24  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    3,000    Tokyu Corp.(a)                                             $     13
    4,200    Union Pacific Corp.                                             438
                                                                        --------
                                                                           1,237
                                                                        --------
             RESEARCH & CONSULTING SERVICES (0.0%)
    4,579    ITE Group plc(a)                                                 16
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   11,000    Itochu Corp.(a)                                                 114
   29,000    Marubeni Corp.(a),(b)                                           193
    5,800    Mitsubishi Corp.(a),(b)                                         145
    7,700    Mitsui & Co. Ltd.(a),(b)                                        133
   14,800    Sumitomo Corp.(a),(b)                                           202
    7,000    W.W. Grainger, Inc.(b)                                        1,076
    1,092    Wolseley plc(a)                                                  36
                                                                        --------
                                                                           1,899
                                                                        --------
             TRUCKING (0.1%)
    4,746    DSV Air & Sea(a)                                                114
    9,100    Ryder System, Inc.                                              517
                                                                        --------
                                                                             631
                                                                        --------
             Total Industrials                                            28,969
                                                                        --------
             INFORMATION TECHNOLOGY (7.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
    4,600    Citrix Systems, Inc.*                                           368
    1,000    Intuit, Inc.*                                                    52
    1,702    SAP AG(a),(b)                                                   103
                                                                        --------
                                                                             523
                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.6%)
   37,300    Brocade Communications Systems, Inc.*                           241
   35,800    Cisco Systems, Inc.(b)                                          559
   22,400    EchoStar Corp. "A"*(b)                                          816
    1,900    F5 Networks, Inc.*                                              209
    1,643    LM Ericsson Telephone Co. "B" ADR(a)                             24
   11,900    Motorola Solutions, Inc.*                                       548
    5,885    Nokia Oyj(a),(b)                                                 38
    2,600    Polycom, Inc.*                                                  167
    9,500    QUALCOMM, Inc.                                                  539
                                                                        --------
                                                                           3,141
                                                                        --------
             COMPUTER HARDWARE (0.9%)
   12,200    Apple, Inc.*(b)                                               4,095
   25,000    Dell, Inc.*(b)                                                  417

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                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   14,000    Toshiba Corp.(a)                                           $     74
                                                                        --------
                                                                           4,586
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
   43,300    EMC Corp.*(b)                                                 1,193
    3,500    Lexmark International, Inc. "A"*(b)                             102
      700    NetApp, Inc.*                                                    37
    4,900    SanDisk Corp.*                                                  203
    3,500    Seagate Technology plc                                           57
    3,200    Western Digital Corp.*                                          117
                                                                        --------
                                                                           1,709
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
   20,400    Automatic Data Processing, Inc.(b)                            1,074
    5,500    Computer Sciences Corp.(b)                                      209
    2,700    DST Systems, Inc.(b)                                            142
    3,700    Fidelity National Information Services, Inc.                    114
    7,900    Fiserv, Inc.*(b)                                                495
   11,700    Global Payments, Inc.(b)                                        597
    9,600    Visa, Inc. "A"                                                  809
                                                                        --------
                                                                           3,440
                                                                        --------
             ELECTRONIC COMPONENTS (0.3%)
   21,800    AVX Corp.(b)                                                    332
    2,600    Hamamatsu Photonics(a)                                          113
    1,800    Kyocera Corp.(a),(b)                                            183
   44,400    Vishay Intertechnology, Inc.*(b)                                668
                                                                        --------
                                                                           1,296
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   54,000    Hitachi Ltd.(a),(b)                                             319
      300    Keyence Corp.(a)                                                 85
                                                                        --------
                                                                             404
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
   12,700    Jabil Circuit, Inc.                                             256
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
   60,000    Activision Blizzard, Inc.                                       701
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.7%)
    5,800    Dena Co. Ltd.(a)                                                250
   13,700    eBay, Inc.*(b)                                                  442
   11,500    GMO Internet, Inc.(a)                                            52
    2,100    Google, Inc. "A"*(b)                                          1,063
   38,800    IAC/InterActiveCorp.*(b)                                      1,481
                                                                        --------
                                                                           3,288
                                                                        --------

================================================================================

26  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (1.1%)
    7,900    Accenture plc "A"                                          $    477
    6,500    Amdocs Ltd.*                                                    198
   28,400    International Business Machines Corp.(b)                      4,872
                                                                        --------
                                                                           5,547
                                                                        --------
             OFFICE ELECTRONICS (0.0%)
   18,500    Xerox Corp.                                                     193
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    9,000    ASM Pacific Technology Ltd.(a),(b)                              124
    7,669    ASML Holding N.V.(a),(b)                                        283
   12,600    KLA-Tencor Corp.(b)                                             510
                                                                        --------
                                                                             917
                                                                        --------
             SEMICONDUCTORS (0.9%)
   37,100    Altera Corp.                                                  1,720
    4,400    Analog Devices, Inc.(b)                                         172
    1,585    ARM Holdings plc(a)                                              15
    5,500    Cypress Semiconductor Corp.                                     116
    5,300    Elpida Memory, Inc.*(a)                                          62
    2,300    Fairchild Semiconductor International, Inc.*                     39
    8,977    Infineon Technologies AG(a)                                     101
  102,500    Intel Corp.(b)                                                2,271
    2,800    NVIDIA Corp.*                                                    45
                                                                        --------
                                                                           4,541
                                                                        --------
             SYSTEMS SOFTWARE (1.1%)
    1,500    BMC Software, Inc.*                                              82
   19,000    CA, Inc.(b)                                                     434
    1,400    MICROS Systems, Inc.*                                            69
  109,600    Microsoft Corp.(b)                                            2,850
   47,000    Oracle Corp.                                                  1,547
   19,500    Symantec Corp.*                                                 384
                                                                        --------
                                                                           5,366
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.1%)
    9,400    Arrow Electronics, Inc.*                                        390
    8,000    Avnet, Inc.*                                                    255
                                                                        --------
                                                                             645
                                                                        --------
             Total Information Technology                                 36,553
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MATERIALS (2.8%)
             ----------------
             ALUMINUM (0.1%)
   32,900    Alcoa, Inc.(b)                                             $    522
                                                                        --------
             COMMODITY CHEMICALS (0.1%)
   30,000    Asahi Kasei Corp.(a),(b)                                        202
    2,000    Kaneka Corp.(a)                                                  13
    5,300    Kuraray Co.(a)                                                   78
    3,000    Teijin Ltd.(a)                                                   13
   32,000    Tosoh Corp.(a)                                                  129
                                                                        --------
                                                                             435
                                                                        --------
             CONSTRUCTION MATERIALS (0.0%)
   44,245    Boral Ltd.(a)                                                   210
    1,123    CRH plc(a)                                                       25
                                                                        --------
                                                                             235
                                                                        --------
             DIVERSIFIED CHEMICALS (1.1%)
    6,051    BASF SE(a)                                                      592
   28,700    Dow Chemical Co.(b)                                           1,033
   22,100    E.I. du Pont de Nemours & Co.(b)                              1,195
    7,800    Eastman Chemical Co.(b)                                         796
    2,000    Huntsman Corp.                                                   38
    1,166    Lanxess AG(a)                                                    96
   17,000    PPG Industries, Inc.(b)                                       1,543
                                                                        --------
                                                                           5,293
                                                                        --------
             DIVERSIFIED METALS & MINING (0.6%)
    2,121    Anglo American Capital plc(a),(b)                               105
   12,892    BHP Billiton Ltd.(a),(b)                                        609
   12,574    BHP Billiton plc(a),(b)                                         493
   15,900    Freeport-McMoRan Copper & Gold, Inc.(b)                         841
    5,239    Iluka Resources Ltd.(a)                                          95
    5,699    Oxiana Ltd.(a)                                                   81
    4,751    Rio Tinto Ltd.(a),(b)                                           425
    6,549    Rio Tinto plc(a),(b)                                            473
                                                                        --------
                                                                           3,122
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    2,300    CF Industries Holdings, Inc.                                    326
    2,311    Israel Chemicals Ltd.(a)                                         37
    1,744    K&S AG(a)                                                       134
      172    Syngenta AG(a)                                                   58
      380    Yara International ASA(a)                                        21
                                                                        --------
                                                                             576
                                                                        --------

================================================================================

28  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIAL GASES (0.1%)
    1,400    Air Products & Chemicals, Inc.                             $    134
    1,065    Linde AG(a),(b)                                                 187
                                                                        --------
                                                                             321
                                                                        --------
             METAL & GLASS CONTAINERS (0.1%)
    5,500    Crown Holdings, Inc.*(b)                                        213
    8,419    Rexam plc(a),(b)                                                 52
                                                                        --------
                                                                             265
                                                                        --------
             PAPER PACKAGING (0.0%)
    8,535    Amcor Ltd.(a)                                                    66
                                                                        --------
             PAPER PRODUCTS (0.5%)
    9,600    Domtar Corp.(b)                                                 909
   12,800    International Paper Co.                                         382
   19,600    MeadWestvaco Corp.(b)                                           653
   23,711    Stora Enso Oyj(a),(b)                                           249
    6,826    Svenska Cellulosa AB "B"(a)                                      96
                                                                        --------
                                                                           2,289
                                                                        --------
             PRECIOUS METALS & MINERALS (0.0%)
    9,419    Fresnillo plc(a)                                                212
                                                                        --------
             SPECIALTY CHEMICALS (0.0%)
    2,600    JSR Corp.(a)                                                     50
    1,100    Nitto Denko Corp.(a)                                             56
    1,680    Umicore(a)                                                       92
                                                                        --------
                                                                             198
                                                                        --------
             STEEL (0.1%)
    1,300    Cliffs Natural Resources, Inc.                                  120
   10,000    Daido Steel Co. Ltd.(a),(b)                                      67
    1,400    Maruichi Steel Tube Ltd.(a)                                      35
    2,200    Steel Dynamics, Inc.                                             36
      953    Voestalpine AG(a),(b)                                            52
    1,700    Yamato Kogyo Co.(a)                                              53
                                                                        --------
                                                                             363
                                                                        --------
             Total Materials                                              13,897
                                                                        --------
             TELECOMMUNICATION SERVICES (1.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   44,300    AT&T, Inc.(b)                                                 1,391
   16,947    BT Group plc(a)                                                  55
    5,745    France Telecom S.A.(a),(b)                                      122
   11,755    Koninklijke (Royal) KPN N.V.(a),(b)                             171

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    7,200    Nippon Telegraph & Telephone Corp.(a),(b)                  $    350
   84,652    Telecom Italia S.p.A.(a),(b)                                    118
   80,080    Telecom Italia S.p.A.(a),(b)                                     93
   20,593    Telefonica S.A.(a),(b)                                          504
    6,570    TeliaSonera AB(a),(b)                                            48
   10,226    Telstra Corp. Ltd.(a)                                            32
   96,900    Verizon Communications, Inc.(b)                               3,608
                                                                        --------
                                                                           6,492
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    1,449    Millicom International Cellular S.A.(a)                         151
   10,600    SoftBank Corp.(a),(b)                                           401
   72,200    Sprint Nextel Corp.*                                            389
   40,300    Telephone & Data Systems, Inc.(b)                             1,253
  236,048    Vodafone Group plc(a),(b)                                       627
                                                                        --------
                                                                           2,821
                                                                        --------
             Total Telecommunication Services                              9,313
                                                                        --------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
  122,000    Duke Energy Corp.(b)                                          2,297
    9,392    E.ON AG(a),(b)                                                  267
   69,846    Enel S.p.A.(a),(b)                                              456
    9,300    Exelon Corp.(b)                                                 399
    1,400    Hokkaido Electric Power Co., Inc.(a)                             23
   21,908    Iberdrola S.A.*(a),(b)                                          195
    1,800    Kansai Electric Power Co., Inc.(a)                               36
  161,576    SP AusNet(a)                                                    164
                                                                        --------
                                                                           3,837
                                                                        --------
             GAS UTILITIES (0.0%)
    2,067    Gas Natural SDG S.A.(a)                                          43
   14,293    Snam Rete Gas S.p.A.(a),(b)                                      85
                                                                        --------
                                                                             128
                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   20,500    NRG Energy, Inc.*(b)                                            504
                                                                        --------
             MULTI-UTILITIES (0.4%)
   55,400    Ameren Corp.(b)                                               1,597
   22,939    Centrica plc(a)                                                 119
    3,002    Gaz de France S.A.(a),(b)                                       110
   15,420    National Grid plc(a),(b)                                        152
    1,032    RWE AG(a),(b)                                                    57
                                                                        --------
                                                                           2,035
                                                                        --------

================================================================================

30  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             WATER UTILITIES (0.1%)
   26,100    American Water Works Co., Inc.(b)                                        $    769
                                                                                      --------
             Total Utilities                                                             7,273
                                                                                      --------
             Total Common Stocks (cost: $212,831)                                      235,479
                                                                                      --------
             PREFERRED SECURITIES (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
    1,381    Volkswagen AG(a),(b)                                                          285
                                                                                      --------
             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
    1,470    Henkel AG & Co. KGaA(a),(b)                                                   102
                                                                                      --------
             FINANCIALS (0.0%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
      200    US Bancorp, 7.19%, perpetual                                                  168
                                                                                      --------
             Total Preferred Securities (cost: $329)                                       555
                                                                                      --------
             EXCHANGE-TRADED FUNDS (46.9%)
   21,485    iShares Barclays 7-10 Year Treasury                                         2,059
1,226,583    iShares MSCI EAFE Index Fund(b)                                            73,767
  118,296    iShares MSCI Germany Index                                                  3,181
  364,642    SPDR Trust Series 1(b)                                                     48,122
   54,800    Vanguard Dividend Appreciation ETF                                          3,068
2,137,430    Vanguard MSCI Emerging Markets ETF(b)                                     103,922
                                                                                      --------
             Total Exchange-Traded Funds (cost: $217,360)                              234,119
                                                                                      --------
             Total Equity Securities (cost: $430,520)                                  470,153
                                                                                      --------

----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON
(000)        SECURITY                                           RATE     MATURITY
----------------------------------------------------------------------------------------------
             BONDS (2.2%)

             CORPORATE OBLIGATIONS (1.9%)

             FINANCIALS (1.4%)
             -----------------
             LIFE & HEALTH INSURANCE (0.2%)
   $1,000    StanCorp Financial Group, Inc.(b)                  6.90%   6/01/2067          961
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------
PRINCIPAL                                                                               MARKET
AMOUNT                                                         COUPON                    VALUE
(000)        SECURITY                                           RATE     MATURITY        (000)
----------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.7%)
   $2,000    Genworth Financial, Inc.(b)                        6.15%   11/15/2066    $  1,465
      500    Glen Meadow(b),(d)                                 6.51     2/12/2067         444
    1,000    ILFC E-Capital Trust II(b),(d)                     6.25    12/21/2065         855
    1,000    Nationwide Mutual Insurance Co.(b),(d)             5.81    12/15/2024         980
                                                                                      --------
                                                                                         3,744
                                                                                      --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    1,000    ING Capital Funding Trust III(b)                   3.85(e)          -(f)      949
                                                                                      --------
             REGIONAL BANKS (0.1%)
      500    Webster Capital Trust IV(b)                        7.65     6/15/2037         497
                                                                                      --------
             REITs - RETAIL (0.2%)
    1,000    New Plan Excel Realty Trust, Inc.(b)               5.13     9/15/2012         997
                                                                                      --------
             Total Financials                                                            7,148
                                                                                      --------
             INDUSTRIALS (0.2%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.2%)
    1,000    Textron Financial Corp.(b),(d)                     6.00     2/15/2067         870
                                                                                      --------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    1,906    Texas Competitive Electric Holdings Co., LLC(g)    4.73    10/17/2017       1,494
                                                                                      --------
             Total Corporate Obligations (cost: $6,648)                                  9,512
                                                                                      --------
             EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
    1,000    BayernLB Capital Trust l                           6.20     3/29/2049         585
      200    LBG Capital No.1 plc(b)                            8.00             -(f)      181
                                                                                      --------
                                                                                           766
                                                                                      --------
             MULTI-LINE INSURANCE (0.1%)
      600    Oil Insurance Ltd.(b),(d)                          3.23(e)          -(f)      551
                                                                                      --------
             Total Financials                                                            1,317
                                                                                      --------
             Total Eurodollar and Yankee Obligations
                (cost: $933)                                                             1,317
                                                                                      --------
             Total Bonds (cost: $7,581)                                                 10,829
                                                                                      --------
             MONEY MARKET INSTRUMENTS (3.8%)

             U.S.TREASURY BILLS (0.0%)
       75    1.00%, 12/15/2011(h),(j),(k)                                                   75
                                                                                      --------

================================================================================

32  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (3.8%)
18,799,047   State Street Institutional Liquid Reserve Fund, 0.15%(i),(k)                 $ 18,799
                                                                                          --------
             Total Money Market Instruments (cost: $18,874)                                 18,874
                                                                                          --------

             TOTAL INVESTMENTS (COST: $456,975)                                           $499,856
                                                                                          ========

--------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
--------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.8%)
     7,800   Put - iShares MSCI EAFE Index expiring August 20, 2011 at 55                      425
     8,500   Put - iShares MSCI EAFE Index expiring August 20, 2011 at 56                      582
     3,200   Put - iShares MSCI EAFE Index expiring August 20, 2011 at 57                      266
     7,950   Put - iShares MSCI Emerging Markets Index expiring August 20, 2011 at 43          294
     4,500   Put - iShares MSCI Emerging Markets Index expiring August 20, 2011 at 44          227
     5,000   Put - iShares MSCI Emerging Markets Index expiring August 20, 2011 at 45          343
     4,600   Put - iShares MSCI Emerging Markets Index expiring August 20, 2011 at 46          416
       400   Put - S&P 500 Index expiring August 20, 2011 at 1230                              340
       850   Put - S&P 500 Index expiring August 20, 2011 at 1250                              943
       600   Put - S&P 500 Index expiring July 16, 2011 at 1240                                 98
                                                                                           -------

             TOTAL PURCHASED OPTIONS (COST: $9,371)                                        $ 3,934
                                                                                           =======
             WRITTEN OPTIONS (1.2%)
    (2,000)  Call - iShares MSCI EAFE Index expiring August 20, 2011 at 60                    (360)
    (2,000)  Call - iShares MSCI EAFE Index expiring August 20, 2011 at 61                    (244)
    (2,000)  Call - iShares MSCI EAFE Index expiring August 20, 2011 at 62                    (153)
    (2,000)  Call - iShares MSCI EAFE Index expiring July 16, 2011 at 59                      (327)
    (2,000)  Call - iShares MSCI EAFE Index expiring July 16, 2011 at 60                      (189)
    (7,000)  Call - iShares MSCI Emerging Markets Index expiring August 20, 2011 at 48        (857)
    (6,000)  Call - iShares MSCI Emerging Markets Index expiring July 16, 2011 at 47          (645)
      (270)  Call - S&P 500 Index expiring August 20, 2011 at 1,300                         (1,068)
       (50)  Call - S&P 500 Index expiring August 20, 2011 at 1,310                           (165)
      (230)  Call - S&P 500 Index expiring July 16, 2011 at 1,290                             (813)
      (200)  Call - S&P 500 Index expiring July 16, 2011 at 1,310                             (400)
    (8,000)  Put - iShares MSCI EAFE Index expiring August 20, 2011 at 52                     (252)
    (6,000)  Put - iShares MSCI Emerging Markets Index expiring August 20, 2011 at 39          (78)
    (4,000)  Put - iShares MSCI Emerging Markets Index expiring August 20, 2011 at 42         (110)
      (300)  Put - S&P 500 Index expiring August 20, 2011 at 1,160                            (105)
                                                                                           -------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $4,780)                             $(5,766)
                                                                                           =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
NUMBER                                                               CONTRACT        APPRECIATION/
OF CONTRACTS                                         EXPIRATION       VALUE         (DEPRECIATION)
LONG/(SHORT)                                            DATE          (000)                  (000)
--------------------------------------------------------------------------------------------------
               FUTURES (.8%)
           8   Euro Stoxx 50 Index Futures           09/16/2011       $  330               $    12
           3   FTSE 100 Index Futures                09/16/2011          284                     7
          48   S&P 500 E-Mini Index Futures          09/16/2011        3,157                   119
           6   Nikkei 225 Index Futures              09/08/2011          297                    12
                                                                      ------               -------

               TOTAL FUTURES                                          $4,068               $   150
                                                                      ======               =======

----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $192,615             $42,864             $-      $235,479
  Preferred Securities                            -                 555              -           555
  Investment Companies                      234,119                   -              -       234,119
Bonds:
  Corporate Obligations                           -               9,512              -         9,512
  Eurodollar and Yankee Obligations               -               1,317              -         1,317
Money Market Instruments:
  U.S. Treasury Bills                            75                   -              -            75
  Money Market Funds                         18,799                   -              -        18,799
Purchased Options                             3,934                   -              -         3,934
Futures*                                        150                   -              -           150
----------------------------------------------------------------------------------------------------
TOTAL                                      $449,692             $54,248             $-      $503,940
----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

34  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
LIABILITIES                    FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Written Options                            $(5,766)                  $-             $-       $(5,766)
----------------------------------------------------------------------------------------------------
TOTAL                                      $(5,766)                  $-             $-       $(5,766)
----------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, common stocks with a fair value of $20,757,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At June 30, 2011, it was not necessary to adjust the closing prices for these securities. There were no significant transfers into or out of Level 3.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45% of net assets at June 30, 2011.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

36  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

   REIT     Real estate investment trust

   SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

o  SPECIFIC NOTES

   (a) Security was fair valued at June 30, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

   (b) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at June 30, 2011.

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at June 30, 2011, was zero.

   (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2011.

   (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

   (g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

   (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (i) Rate represents the money market fund annualized seven-day yield at June 30, 2011.

   (j) Security with a value of $75,000 is segregated as collateral for initial margin requirements on open futures contracts.

   (k) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2011

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

38  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $456,975)                      $499,856
   Purchased options, at market value (cost of $9,371)                                   3,934
   Cash                                                                                    209
   Cash denominated in foreign currencies (identified cost of $599)                        600
   Receivables:
      Capital shares sold                                                                   77
      Dividends and interest                                                               678
   Variation margin on futures contracts                                                   145
                                                                                      --------
         Total assets                                                                  505,499
                                                                                      --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                               99
      Written options, at market value (premiums received of $4,780)                     5,766
   Accrued management fees                                                                 242
   Other accrued expenses and payables                                                      75
                                                                                      --------
         Total liabilities                                                               6,182
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $499,317
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $460,273
   Accumulated undistributed net investment income                                       5,405
   Accumulated net realized loss on investments, options, and
      futures transactions                                                              (2,982)
   Net unrealized appreciation of investments, options, and
      futures contracts                                                                 36,608
   Net unrealized appreciation of foreign currency translations                             13
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $499,317
                                                                                      ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                          47,822
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $  10.44
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes $103)                               $  4,654
   Interest                                                                 479
                                                                       --------
         Total income                                                     5,133
                                                                       --------
EXPENSES
   Management fees                                                        1,449
   Administration and servicing fees                                        121
   Transfer agent's fees                                                    121
   Custody and accounting fees                                              133
   Postage                                                                    1
   Shareholder reporting fees                                                15
   Trustees' fees                                                             7
   Professional fees                                                         51
   Other                                                                      9
                                                                       --------
         Total expenses                                                   1,907
                                                                       --------
NET INVESTMENT INCOME                                                     3,226
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                        34,427
      Foreign currency transactions                                          11
      Options                                                            (6,741)
      Futures transactions                                                 (181)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (11,620)
      Foreign currency translations                                           4
      Options                                                            (2,882)
      Futures contracts                                                     153
                                                                       --------
         Net realized and unrealized gain                                13,171
                                                                       --------
   Increase in net assets resulting from operations                    $ 16,397
                                                                       ========

See accompanying notes to financial statements.

================================================================================

40  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited), and year ended
December 31, 2010

--------------------------------------------------------------------------------

                                                                   6/30/2011      12/31/2010
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $  3,226      $    6,219
   Net realized gain on investments                                   34,427          22,938
   Net realized gain (loss) on foreign currency transactions              11             (80)
   Net realized loss on options                                       (6,741)        (40,036)
   Net realized loss on futures transactions                            (181)           (507)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    (11,620)         22,233
      Foreign currency translations                                        4              21
      Options                                                         (2,882)         (1,885)
      Futures contracts                                                  153             (14)
                                                                    ------------------------
      Increase in net assets resulting from operations                16,397           8,889
                                                                    ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   -          (4,000)
                                                                    ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          67,551         285,414
   Reinvested dividends                                                    -           4,000
   Cost of shares redeemed                                           (59,706)       (137,302)
                                                                    ------------------------
      Increase in net assets from capital share transactions           7,845         152,112
                                                                    ------------------------
   Net increase in net assets                                         24,242         157,001
NET ASSETS
   Beginning of period                                               475,075         318,074
                                                                    ------------------------
   End of period                                                    $499,317       $ 475,075
                                                                    ========================
Accumulated undistributed net investment income:
   End of period                                                    $  5,405       $   2,179
                                                                    ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         6,557          28,805
   Shares issued for dividends reinvested                                  -             396
   Shares redeemed                                                    (5,807)        (14,113)
                                                                    ------------------------
      Increase in shares outstanding                                     750          15,088
                                                                    ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury Bond, before fees and expenses, over a full market cycle, while seeking to limit the Fund's exposure to large negative returns. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

42  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

         determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges

================================================================================

44  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

         determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note 1A5, and certain common stocks equity securities traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal

================================================================================

46  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

48  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2011*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES                  LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                STATEMENT OF                        STATEMENT OF
                                ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED       LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS      LOCATION            FAIR VALUE      LOCATION             FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts                Purchased options;    $4,084**      Written options      $5,766
                                Net unrealized
                                appreciation of
                                investments, options,
                                and futures contracts
---------------------------------------------------------------------------------------------------

   *For open derivative instruments as of June 30, 2011, see the portfolio of investments, which is also indicative of activity for the six-month period ended June 30, 2011.
  **Includes cumulative appreciation (depreciation) of futures contracts as reported in the portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2011
    (IN THOUSANDS)

                                                                           CHANGE IN
                                                                           UNREALIZED
                                                          REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                 GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION          ON DERIVATIVES   ON DERIVATIVES
-----------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss)        $(6,922)           $(2,729)
                             on options and futures
                             transactions/Change in
                             net unrealized appreciation/
                             depreciation of options
                             and futures contracts
-----------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

G. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

H. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars,

================================================================================

50  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    For the six-month period ended June 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended June 30, 2011, the Fund did not incur any brokerage commission recapture credits.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

52  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

For the six-month period ended June 30, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2011, in accordance with applicable tax law.

Distributions of net investment income are made annually. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2010, the Fund had capital loss carryovers of $29,667,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown in the following table. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
--------------------------------------
EXPIRES                      BALANCE
-------                    -----------
 2017                      $11,020,000
 2018                       18,647,000
                           -----------
                 Total     $29,667,000
                           ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Manager has reviewed all open tax periods and concluded that there was no impact to the Fund's net assets or results of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

Tax year ended December 31, 2010, and each of the three preceding fiscal periods, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2011, were $403,707,000 and $413,973,000, respectively.

As of June 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $45,597,000 and $8,153,000, respectively, resulting in net unrealized depreciation of $37,444,000.

For the six-month period ended June 30, 2011, transactions in written call and put options* were as follows:

                                                                       PREMIUMS
                                                      NUMBER OF        RECEIVED
                                                      CONTRACTS         (000's)
                                                      -------------------------
Outstanding at December 31, 2010                         31,647        $  5,304
Options written                                         389,487          50,915
Options terminated in closing
   purchase transactions                               (369,839)        (51,080)
Options expired                                          (9,245)           (359)
                                                      -------------------------
Outstanding at June 30, 2011                             42,050        $  4,780
                                                      =========================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

================================================================================

54  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $1,449,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Quantitative Management Associates, LLC (QMA), and QS Investors, LLC (QS), under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Trust's Board of Trustees and the Manager.

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended June 30, 2011, the Manager incurred subadvisory fees, paid or payable to QMA, of $56,000.

    The Manager (not the Fund) pays QS a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that QS manages. For the six-month period ended June 30, 2011, the Manager incurred subadvisory fees, paid or payable to QS, of $151,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    Effective January 31, 2011, the Manager terminated its investment subadvisory agreement with Credit Suisse Securities (USA), LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group). For the six-month period ended June 30, 2011, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group of $50,000.

    Effective April 29, 2011, the Manager terminated its investment subadvisory agreements with Credit Suisse Asset Management, LLC (Credit Suisse) and The Boston Company Asset Management, LLC (The Boston Company). For the six-month period ended June 30, 2011, Credit Suisse or The Boston Company did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $121,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2011, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager had voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. Effective May 1, 2011, the Manager terminated

================================================================================

56  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    this voluntary agreement. For the six-month period ended June 30, 2011, the Fund did not incur any reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $121,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                             PERIOD ENDED               YEAR ENDED           PERIOD ENDED
                                               JUNE 30,                DECEMBER 31,          DECEMBER 31,
                                                 2011              2010           2009          2008***
                                             ------------------------------------------------------------
Net asset value at beginning of period       $  10.09          $   9.94       $   8.61       $ 10.00
                                             -------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                           .07               .13            .09           .07(a)
  Net realized and unrealized gain (loss)         .28               .11           1.52         (1.39)(a),(b)
                                             -------------------------------------------------------
Total from investment operations                  .35               .24           1.61         (1.32)(a)
                                             -------------------------------------------------------
Less distributions from:
  Net investment income                             -              (.09)          (.06)         (.07)
  Realized capital gains                            -                 -           (.22)            -
                                             -------------------------------------------------------
Total distributions                                 -              (.09)          (.28)         (.07)
                                             -------------------------------------------------------
Net asset value at end of period             $  10.44          $  10.09       $   9.94       $  8.61
                                             =======================================================
Total return (%)*                                3.47              2.37          18.76        (13.18)(b)
Net assets at end of period (000)            $499,317          $475,075       $318,074       $73,563
Ratios to average net assets:**
  Expenses (%)(c)                                 .79(d)            .80            .94          1.00(d)
  Expenses, excluding
    reimbursements (%)(c)                         .79(d)            .80            .94          1.12(d)
  Net investment income (%)                      1.34(d)           1.46           1.63          1.73(d)
Portfolio turnover (%)                             84               156            107            60

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2011, average net assets were
    $487,225,000.
*** Fund commenced operations on July 31, 2008.
(a) Calculated using average shares.
(b) For the year ended December 31, 2008, the Manager reimbursed the Fund $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2011, through June 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING              ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2011 -
                                      JANUARY 1, 2011        JUNE 30, 2011           JUNE 30, 2011
                                      --------------------------------------------------------------
Actual                                   $1,000.00             $1,034.70                $3.99

Hypothetical
   (5% return before expenses)            1,000.00              1,020.88                 3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.47% for the six-month period of January 1, 2011, through June 30, 2011.

================================================================================

60  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies;
(ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

the Fund's performance and related services provided by the Manager and each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and each Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement.

================================================================================

62  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the oneyear period ended December 31, 2010, and was lower than the average of its performance universe and was above its Lipper index for the period from inception through December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2010. The Board took into account management's discussion of the Fund's performance since its inception date on July 31, 2008. The Board also noted that the Fund's performance was above the median of its performance universe for the period from inception through December 31, 2010. The Board took into account the peer group in which it is placed. The Board also took into account the fact that the Fund recently commenced operations and has a limited performance history.

================================================================================

64  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also noted that as the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fact that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement;

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

(ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Board considered information provided to it regarding the services provided by each Subadviser, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board

================================================================================

66  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadvisers would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
(iii) due diligence reviews of each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser and each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-year period ended December 31, 2010, and since inception through December 31, 2010, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each

================================================================================

                                                       ADVISORY AGREEMENTS |  67

================================================================================

Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program;
(iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

68  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
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>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   88395-0811                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/26/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.